INVESTMENT (Details Narrative) - CAD ($)		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2013
Investment
Purchase price					$ 800,000
Impairment loss	$ 799,999		$ 40,002